Investments in Financial Assets (Details) - EUR (€) € in Thousands	Jun. 30, 2025	Dec. 31, 2024
Phoenicis Therapeutics Inc.
Disclosure of Investment in Financial Asset and Gain on Disposal of Associate [Line items]
Proportion of ownership interest	3.90%
Financial assets at fair value through other comprehensive income	€ 0	€ 0
Yarrow Biotechnology, Inc
Disclosure of Investment in Financial Asset and Gain on Disposal of Associate [Line items]
Proportion of ownership interest	5.10%
Financial assets at fair value through other comprehensive income	€ 0	€ 0